Consequences of initiatives to limit climate changes - Number of EU ETS quotas (Details) - Quotas	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of EU ETS quotas
Opening balance	11,026,286	11,027,242
Allocated free quotas	3,697,089	3,560,286
Purchased quotas on market	5,985,000	7,605,265
Sold quotas on market	0	(135,177)
Settled quotas (offset against emissions)	(9,925,999)	(11,031,330)
Closing balance	10,782,376	11,026,286